Shareholder Fees - FidelitySeriesCorporateBondFund-PRO	Oct. 30, 2023 USD ($)
FidelitySeriesCorporateBondFund-PRO | Fidelity Series Corporate Bond Fund
Shareholder Fees:
(fees paid directly from your investment)	none